CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Net amortization of debt premium and discount, related party	$ (1,098)	$ 2,616	$ (1,355)	$ (2,542)	$ (4,478)	$ 8,837	$ 9,392
(Gain) loss on financial instruments, net	56,011	2,180	46,236	33,058	51,421	(31,837)	30,670
Investment (income) loss, net	10,811	(2,091)	(487)	42,216	54,010	(15,534)	(132,620)
Non cash interest expense	899	1,796	10,272	5,528	11,223	13,188	11,045
Related Party
Net amortization of debt premium and discount, related party	1,972	2,616			6,154	8,837	9,392
(Gain) loss on financial instruments, net	56,011	0			63,536	37,012	22,913
Investment (income) loss, net						0	(88,514)
Non cash interest expense	199	1,287			324	11,134	8,757
Related Party
Net amortization of debt premium and discount, related party			(1,835)	(3,063)
(Gain) loss on financial instruments, net	$ 56,011	$ 0	45,526	42,564	$ 63,536	37,012	22,913
Investment (income) loss, net						$ 0	$ (88,514)
Non cash interest expense			$ 4,763	$ 248